Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Accounts Payable And Accrued Liabilities (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Accounts Payable And Accrued Liabilities 1	$ 1,064
Accounts Payable And Accrued Liabilities (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Accounts Payable And Accrued Liabilities 2	1,078
Accounts Payable And Accrued Liabilities (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Accounts Payable And Accrued Liabilities 3	111
Accounts Payable And Accrued Liabilities (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Accounts Payable And Accrued Liabilities 4	217
Accounts Payable And Accrued Liabilities (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Accounts Payable And Accrued Liabilities 5	1,175
Accounts Payable And Accrued Liabilities (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Accounts Payable And Accrued Liabilities 6	$ 1,295